Investments - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 14, 2022	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Ordinary Shares
Disclosure of Current Investments [Line Items]
Number of shares per unit (in shares)			1,500,000
Number of shares per unit (in shares)	1
Par value per share (USD per share)		$ 0.0001
Number of shares issued (in shares)		159,468,552		153,586,168	148,253,938
Remaining non-controlling interest in Tria		41.18%
IPO | SPAC Class A ordinary share | Patria Latin American Opportunity Acquisition Corp. [Member]
Disclosure of Current Investments [Line Items]
Warrant exercisable period	30 days
Sale of stock, price per share (in USD per share)	$ 11.50
IPO | Class A Common Share [Member] | Patria Latin American Opportunity Acquisition Corp. [Member]
Disclosure of Current Investments [Line Items]
Par value per share (USD per share)	0.0001
IPO | Patria Latin American Opportunity Acquisition Corp. [Member]
Disclosure of Current Investments [Line Items]
Sale of stock, price per share (in USD per share)	$ 10.00
Proceeds from issue of ordinary shares	$ 230
Number of shares issued (in shares)	23,000,000
Over Allotment Option | Patria Latin American Opportunity Acquisition Corp. [Member]
Disclosure of Current Investments [Line Items]
Number of shares issued (in shares)	3,000,000